Net loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share
The following table presents the computation of basic and diluted net loss per share for the three and six months ended June 30, 2023 and 2022:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	Class A and B Shares		Class A and B Shares
Net loss attributable to common shareholders	(304,057)	(228,244)	(313,035)	(502,734)
Weighted-average number of common shares outstanding:
Basic and diluted	2,109,975,806	1,950,335,837	2,109,952,338	1,943,759,914
Net loss per share (in ones):
Basic and diluted	$(0.14)	$(0.12)	$(0.15)	$(0.26)
The following table presents shares that were not included in the calculation of diluted earnings per share as their effects would have been antidilutive for the three and six months ended June 30, 2023 and 2022:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Earn-out Shares	158,177,609	158,177,609	158,177,609	158,177,609
Class C-1 Shares	20,499,965	15,999,965	20,499,965	15,999,965
Class C-2 Shares	4,500,000	9,000,000	4,500,000	9,000,000
PSUs	2,326,794	858,821	2,326,794	858,821
RSUs	708,968	629,303	708,968	629,303
Marketing consulting services agreement	62,500	187,500	62,500	187,500
Total antidilutive shares	186,275,836	184,853,198	186,275,836	184,853,198